Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DoubleLine Funds Trust
Entity Central Index Key	0001480207
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Selective Credit Fund
Class Name	Class I
Trading Symbol	DBSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Selective Credit Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$3	0.06%
[1]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 652,429,803
Holdings Count | $ / shares	230
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$652,429,803
Number of Holdings	230
Total Advisory Fees Paid	$0
Portfolio Turnover	16%
Effective Duration	3.44
Weighted Average Life	4.38

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	25.9
AA	6.8
A	6.5
BBB	8.3
BB	0.4
B and Below	22.8
Not Rated	27.6
Other	1.7

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	98.2
Money Market Funds	4.9
Non-Agency Commercial Mortgage Backed Obligations	0.0*
Asset Backed Obligations	0.0*
Cash & Other	-3.1
[2],[3]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Accountant Change Statement [Text Block]
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

Accountant Change Date	Aug. 05, 2025

[1]
*	Annualized

[2]
*	Represents less than 0.05% of net assets.

[3]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.